Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net (loss) income	$ (299,442)	$ 44,475	$ 100,143
Non-cash items:
Unrealized (gain) loss on derivative instruments (note 12)	(126,450)	(86,467)	51,072
Equity income, net of dividends received of $11,600 (2016 - $7,206, 2015 - $7,843)	(2,842)	(10,727)	171
Depreciation and amortization	309,975	300,011	274,599
Write down and (gain) on sale of vessels (note 18)	318,078	40,079	69,998
Deferred income tax (recovery) expense (note 13)	(1,870)	4,854	(23,007)
Amortization of in-process revenue contracts (note 6b)	(12,745)	(12,779)	(12,745)
Unrealized foreign currency exchange loss and other	37,511	26,582	(101,618)
Change in non-cash working capital items related to operating activities (note 15a)	29,806	74,218	25,903
Expenditures for dry docking (note 1)	(17,269)	(26,342)	(13,060)
Net operating cash flow	234,752	353,904	371,456
FINANCING ACTIVITIES
Proceeds from long-term debt (note 8)	1,205,477	456,697	785,577
Scheduled repayments of long-term debt (note 8)	(649,198)	(434,339)	(341,837)
Prepayments of long-term debt (note 8)	(639,067)	(197,776)	(123,606)
Debt issuance costs	(17,268)	(12,095)	(22,587)
Equity contribution from joint venture partners	6,000	750	5,500
Proceeds from issuance of common units and warrants (notes 3 and 16)	640,595	135,246	9,674
Proceeds from issuance of preferred units and warrants (note 16)	0	100,000	375,000
Repurchase of convertible preferred units (note 16)	(250,022)	0	0
Expenses relating to equity offerings	(12,155)	(6,395)	(4,459)
Decrease (increase) in restricted cash (notes 4 and 12)	86,549	(54,389)	(13,760)
Cash distributions paid by the Partnership	(60,593)	(78,634)	(257,900)
Cash distributions paid by subsidiaries to non-controlling interests	(9,891)	(14,210)	(23,575)
Settlement of contingent consideration liability (note 4)	0	0	(3,303)
Purchase of Teekay Knarr AS and Knarr L.L.C. from Teekay Corporation (net of cash acquired in 2015 - $14.2 million) (notes 3 and 15e)	0	0	(112,710)
Other	(483)	(90)	889
Net financing cash flow	299,944	(105,235)	272,903
INVESTING ACTIVITIES
Net payments for vessels and equipment, including advances on newbuilding contracts and conversion costs	(533,260)	(294,581)	(664,667)
Proceeds from sale of vessels and equipment (note 18)	13,100	69,805	8,918
Investments in equity accounted joint ventures	(25,824)	(54,873)	(22,855)
Repayments from joint ventures	0	0	5,225
Direct financing lease payments received (investments)	5,844	(115)	4,987
Proceeds from sale of SPT Explorer L.L.C. and Navigator Spirit L.L.C. (note 18)	0	0	30,368
Net investing cash flow	(540,140)	(279,764)	(638,024)
(Decrease) increase in cash and cash equivalents	(5,444)	(31,095)	6,335
Cash and cash equivalents, beginning of the year	227,378	258,473	252,138
Cash and cash equivalents, end of the year	$ 221,934	$ 227,378	$ 258,473